7. Stockholders' Equity	6 Months Ended	12 Months Ended
	May. 31, 2015	Nov. 30, 2014
Equity [Abstract]
Stockholders' Equity/Deficit

The Company has authorized 150,000,000 shares of Common Stock. The Company had 52,149,264 and 50,110,064 shares issued and outstanding at May 31, 2015 and November 30, 2014, respectively.

On January 21, 2015, the Company issued 184,856 to Mablewood Investments, pursuant to the October 30, 2014 Securities Purchase Agreement with Mablewood Investments. The proceeds were received on November 7, 2014, but the shares were not issued until January 21, 2015. The proceeds were recorded as a stock payable as of November 30, 2014.

On February 7, 2015, the Company issued 500,000 shares of its $0.001 par value common stock to its chief financial officer per his contract.

On March 12, 2015, the Company sold 187,794 shares of its Common Stock to Mablewood Investments for $100,000, pursuant to the January 26, 2015 Securities Purchase Agreement with Mablewood Investments.

On April 10, 2015, the Company issued 25,000 shares of its Common Stock each to the two holders of the TJBB Lease Agreement, valued at $24,750.

On April 16, 2015, the Company sold 116,550 shares of its Common Stock to Mablewood Investments for $50,000, pursuant to the April 16, 2015 Securities Purchase Agreement with Mablewood Investments. These shares were issued on June 17, 2015.

Stock Compensation

The Company has stock based compensation agreements with its senior executives, Rupert Ireland, Brett Murray and Steven Plumb. During the six months ended May 31, 2015, the Company recognized $425,000, $311,454 and $33,333, respectively, as compensation to each executive. Of the total compensation expense of $769,787, $616,315 was recorded as a charge to additional paid in capital and $153,564 was recorded as accrued expense.

On May 14, 2015, the Company issued 1,000,000 shares of its Common Stock to its chief executive officer per his contract.

Common Stock

As a result of the forward stock split on August 30, 2013, 33,550,000 additional shares were issued. The financial statements contained herein reflect the appropriate values for capital stock and accumulated deficit. Unless otherwise noted, all references in the accompanying financial statements to the number of common shares and per share amounts have been retroactively restated to reflect the forward stock split.

On July 19, 2013, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 150,000 shares of Common Stock to the investor for an aggregate purchase price of $50,000, or $0.3333 per share.

On August 20, 2013, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 150,000 shares of Common Stock to the investor for an aggregate purchase price of $50,000, or $0.3333 per share. The proceeds were received on August 20, 2013, and the shares have been issued as of the date of this Annual Report.

On October 7, 2013, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 250,000 shares of Common Stock to the investor for an aggregate purchase price of $100,000, or $0.3333 per share. 100,000 shares were issued on October 24, 2013, resulting in $60,000 in stock subscription payable as of November 30, 2013. The remaining 150,000 shares were issued on March 19, 2014.

On December 10, 2013, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 250,000 shares of Common Stock to the investor for an aggregate purchase price of $100,000, or $0.40 per share.

On January 9, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 250,000 shares of Common Stock to the investor for an aggregate purchase price of $100,000, or $0.40 per share.

On February 6, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 250,000 shares of Common Stock to the investor for an aggregate purchase price of $100,000, or $0.40 per share.

On April 20, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 125,000 shares of Common Stock to the investor for an aggregate purchase price of $50,000, or $0.40 per share

On April 25, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 300,000 shares of Common Stock to the investor for an aggregate purchase price of $120,000, or $0.40 per share.

On May 27, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 250,000 shares of Common Stock to the investor for an aggregate purchase price of $100,000, or $0.40 per share. The proceeds were received on June 10, 2014, but only 100,000 shares have been issued as of November 30, 2014. The remaining proceeds of $60,000 are recorded as a stock payable as of November 30, 2014.

On July 2, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 203,776 shares of Common Stock to the investor for an aggregate purchase price of $150,000, or $0.74 per share.

On July 21, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 154,735 shares of Common Stock to the investor for an aggregate purchase price of $150,000, or $0.97 per share.

On July 31, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 140,437 shares of Common Stock to the investor for an aggregate purchase price of $150,000, or $1.07 per share.

On September 9, 2014, the Company entered into a Securities Purchase Agreement with Fieldstone Industries, Inc., pursuant to which the Company agreed to issue 136,116 shares of Common Stock to the investor for an aggregate purchase price of $150,000, or $1.10 per share.

On October 30, 2014, the Company entered into a Securities Purchase Agreement with Mablewood Investments, pursuant to which the Company agreed to issue 184,856 shares of Common Stock to the investor for an aggregate purchase price of $250,000, or $1.35 per share. The proceeds were received on November 7, 2014, but the shares were not issued until January 21, 2015. The proceeds are recorded as a stock payable as of November 30, 2014.

Stock Compensation

The Company has stock based compensation agreements with its senior executives, Rupert Ireland and Steven Plumb, and had one previously with its prior CEO, Dan Ferris. During the year ended November 30, 2014, the Company recognized $460,414, $766,664 and $200,000, respectively, as compensation to each executive. Mr. Plumb was issued 500,000 shares in December 2013 in accordance with his contract. Mr. Plumb is due 500,000 in December 2014, the expense of which is included in stock compensation. Mr. Ireland is due 1,000,000 in May 2015, which is being expensed and included in stock compensation.

On March 19, 2014, the Company issued 250,000 shares of its $0.001 par value common stock to a consultant as compensation for services rendered. The fair market value of the common stock on the date of issuance was $200,000.

An additional $277,204 in stock compensation to our COO and a consultant was recorded during the year ended November 30, 2014.

Contributed Capital

On July 6, 2012, a total of $40,307 of debts, including accrued interest of $5,954, owed to the former CEO were forgiven and contributed to capital.

On June 26, 2012, a total of $22,672 of debt, including accrued interest of $1,237 was forgiven and contributed to capital.

In July 2014, a total of $59,655 of debt, including accrued interest and unpaid salary was forgiven by the former CEO of the Company and contributed to capital.